Guarantees	12 Months Ended
Dec. 31, 2011
Guarantees [Abstract]
Guarantees

30    Guarantees

In the normal course of operating the railway, the Company enters into contractual arrangements that involve providing certain guarantees, which extend over the term of the contracts. These guarantees include, but are not limited to:

☐	residual value guarantees on operating lease commitments of $164 million at December 31, 2011;

☐

guarantees to pay other parties in the event of the occurrence of specified events, including damage to equipment, in relation to assets used in the operation of the railway through operating leases, rental agreements, easements, trackage and interline agreements; and

☐	indemnifications of certain tax-related payments incurred by lessors and lenders.

The maximum amount that could be payable under these guarantees, excluding residual value guarantees, cannot be reasonably estimated due to the nature of certain of these guarantees. All or a portion of amounts paid under guarantees to other parties in the event of the occurrence of specified events could be recoverable from other parties or through insurance. The Company has accrued for all guarantees that it expects to pay. At December 31, 2011, these accruals amounted to $8 million (2010 – $5 million), recorded in “Accounts payable and accrued liabilities”.

Indemnifications

Pursuant to a trust and custodial services agreement with the trustee of the Canadian Pacific Railway Company Pension Plan, the Company has undertaken to indemnify and save harmless the trustee, to the extent not paid by the fund, from any and all taxes, claims, liabilities, damages, costs and expenses arising out of the performance of the trustee’s obligations under the agreement, except as a result of misconduct by the trustee. The indemnity includes liabilities, costs or expenses relating to any legal reporting or notification obligations of the trustee with respect to the defined contribution option of the pension plans or otherwise with respect to the assets of the pension plans that are not part of the fund. The indemnity survives the termination or expiry of the agreement with respect to claims and liabilities arising prior to the termination or expiry. At December 31, 2011, the Company had not recorded a liability associated with this indemnification, as it does not expect to make any payments pertaining to it.

Pursuant to the Company’s by-laws, the Company indemnifies all current and former directors and officers. In addition to the indemnity provided for in the by-laws, the Company also indemnifies its directors and officers pursuant to indemnity agreements. The Company carries a liability insurance policy for directors and officers, subject to a maximum coverage limit and certain deductibles in cases where a director or officer is reimbursed for any loss covered by the policy.